Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000006520 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006520 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006520 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006520 [Member] | NS Solutions Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006520 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006520 [Member] | Breedon Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006520 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006520 [Member] | T Hasegawa Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006520 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006520 [Member] | CTS Eventim AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006520 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000006520 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006520 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006520 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006520 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006520 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.60%
C000006520 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006520 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006520 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006520 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006520 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000006520 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006525 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006525 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006525 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006525 [Member] | NS Solutions Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006525 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006525 [Member] | Breedon Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006525 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006525 [Member] | T Hasegawa Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006525 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006525 [Member] | CTS Eventim AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006525 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000006525 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006525 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006525 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006525 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006525 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.60%
C000006525 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006525 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006525 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006525 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006525 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000006525 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006526 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006526 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006526 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006526 [Member] | NS Solutions Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006526 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006526 [Member] | Breedon Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006526 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006526 [Member] | T Hasegawa Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006526 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006526 [Member] | CTS Eventim AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006526 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000006526 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006526 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006526 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006526 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006526 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.60%
C000006526 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006526 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006526 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006526 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006526 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000006526 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006527 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006527 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006527 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006527 [Member] | NS Solutions Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006527 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006527 [Member] | Breedon Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006527 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006527 [Member] | T Hasegawa Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006527 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006527 [Member] | CTS Eventim AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006527 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000006527 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006527 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006527 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006527 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006527 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.60%
C000006527 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006527 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006527 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006527 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006527 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000006527 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006529 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006529 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006529 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006529 [Member] | NS Solutions Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006529 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006529 [Member] | Breedon Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006529 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006529 [Member] | T Hasegawa Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006529 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006529 [Member] | CTS Eventim AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006529 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000006529 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006529 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006529 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006529 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006529 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.60%
C000006529 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006529 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006529 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006529 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006529 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000006529 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006531 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006531 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006531 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006531 [Member] | NS Solutions Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006531 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006531 [Member] | Breedon Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006531 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006531 [Member] | T Hasegawa Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006531 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006531 [Member] | CTS Eventim AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006531 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000006531 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006531 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006531 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006531 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006531 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.60%
C000006531 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006531 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006531 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006531 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006531 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000006531 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006532 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006532 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006532 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006532 [Member] | NS Solutions Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006532 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006532 [Member] | Breedon Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006532 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006532 [Member] | T Hasegawa Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006532 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006532 [Member] | CTS Eventim AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006532 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000006532 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006532 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006532 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006532 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006532 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.60%
C000006532 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006532 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006532 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006532 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006532 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000006532 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006521 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006521 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006521 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006521 [Member] | NS Solutions Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006521 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006521 [Member] | Breedon Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006521 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006521 [Member] | T Hasegawa Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006521 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006521 [Member] | CTS Eventim AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006521 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000006521 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006521 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006521 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006521 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006521 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.60%
C000006521 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006521 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006521 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.80%
C000006521 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006521 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000006521 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116933 [Member] | Symrise AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000116933 [Member] | OBIC Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000116933 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000116933 [Member] | NS Solutions Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000116933 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116933 [Member] | Breedon Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116933 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116933 [Member] | T Hasegawa Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116933 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000116933 [Member] | CTS Eventim AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000116933 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000116933 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000116933 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000116933 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000116933 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000116933 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.60%
C000116933 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.50%
C000116933 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000116933 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.80%
C000116933 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000116933 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000116933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006533 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006533 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006533 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006533 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006533 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006533 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006533 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006533 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006533 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006533 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006533 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006533 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006533 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006533 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006533 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006533 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006533 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006533 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006533 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006533 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006538 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006538 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006538 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006538 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006538 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006538 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006538 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006538 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006538 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006538 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006538 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006538 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006538 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006538 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006538 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006538 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006538 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006538 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006538 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006538 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006539 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006539 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006539 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006539 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006539 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006539 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006539 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006539 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006539 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006539 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006539 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006539 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006539 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006539 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006539 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006539 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006539 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006540 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006540 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006540 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006540 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006540 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006540 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006540 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006540 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006540 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006540 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006540 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006540 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006540 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006540 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006540 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006540 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006540 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006542 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006542 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006542 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006542 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006542 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006542 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006542 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006542 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006542 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006542 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006542 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006542 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006542 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006542 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006542 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006542 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006542 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006542 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006542 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006544 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006544 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006544 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006544 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006544 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006544 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006544 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006544 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006544 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006544 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006544 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006544 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006544 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006544 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006544 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006544 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006544 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006544 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006544 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006544 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006545 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006545 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006545 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006545 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006545 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006545 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006545 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006545 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006545 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006545 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006545 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006545 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006545 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006545 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006545 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006545 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006545 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006534 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006534 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006534 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006534 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006534 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006534 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006534 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006534 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006534 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006534 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006534 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006534 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006534 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000006534 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000006534 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006534 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006534 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006534 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000006534 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006534 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000034431 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000034431 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034431 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000034431 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034431 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034431 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034431 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034431 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034431 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034431 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034431 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034431 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034431 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
C000034431 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000034431 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000034431 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000034431 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000034431 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000034431 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000034431 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006546 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006546 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006546 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006546 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006546 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006546 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006546 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006546 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006546 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006546 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006546 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006546 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006546 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006546 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006546 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006551 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006551 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006551 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006551 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006551 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006551 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006551 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006551 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006551 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006551 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006551 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006551 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006551 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006551 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006551 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006551 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006551 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006551 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006552 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006552 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006552 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006552 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006552 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006552 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006552 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006552 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006552 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006552 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006552 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006552 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006552 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006552 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006552 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006552 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006552 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006552 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006552 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006552 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006552 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006552 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006552 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006553 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006553 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006553 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006553 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006553 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006553 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006553 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006553 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006553 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006553 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006553 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006553 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006553 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006553 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006553 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006553 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006553 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006553 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006553 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006553 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006553 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006553 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006553 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006555 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006555 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006555 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006555 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006555 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006555 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006555 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006555 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006555 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006555 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006555 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006555 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006555 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006555 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006555 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006555 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006555 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006555 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006555 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006555 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006555 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006555 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006555 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006557 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006557 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006557 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006557 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006557 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006557 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006557 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006557 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006557 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006557 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006557 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006557 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006557 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006557 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006557 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006557 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006557 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006557 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006557 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006557 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006557 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006557 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006557 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006558 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006558 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006558 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006558 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006558 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006558 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006558 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006558 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006558 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006558 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006558 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006558 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006558 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006558 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006558 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006558 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006558 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006558 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006558 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006558 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006558 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006558 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006558 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006547 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006547 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006547 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006547 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006547 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006547 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006547 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006547 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006547 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000006547 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006547 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006547 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006547 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006547 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006547 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006547 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006547 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006547 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000006547 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006547 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006547 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006547 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000006547 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000116934 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000116934 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000116934 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000116934 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000116934 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000116934 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000116934 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000116934 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000116934 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000116934 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000116934 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000116934 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000116934 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000116934 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000116934 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000116934 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000116934 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000116934 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000116934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000116934 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000116934 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000116934 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000116934 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%